Fair Value Measurements, Breakdown by Fair Value Hierarchy Category for Financial Instruments (Details) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014
Fair Value Measurements [Abstract]
Derivative financial instruments, fair value, net		$ 119.5
Derivative fair value of net asset if commodity price increases by 10 percent		99.8
Derivative fair value of net asset if commodity price decreases by 10 percent		138.1
Financial Instruments Recorded on Our Consolidated Balance Sheets at Fair Value [Abstract]
Assets from commodity derivative contracts		119.5		$ 55.8
Liabilities from commodity derivative contracts		0.0		0.8
Level 1 [Member] | Senior Secured Term Loan [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		0.0
Level 2 [Member] | Senior Secured Term Loan [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		158.3
Level 3 [Member] | Senior Secured Term Loan [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		0.0
Carrying Value [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Fair Value [Abstract]
Assets from commodity derivative contracts		127.1	[1]	60.2
Liabilities from commodity derivative contracts		7.6	[1]	5.2
TPL contingent consideration	[2]	3.0
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Cash and cash equivalents		140.2		81.0
Carrying Value [Member] | TRC Senior Secured Revolving Credit Facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		440.0		102.0
Carrying Value [Member] | Partnership's Senior secured credit facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		280.0		0.0
Carrying Value [Member] | Partnership's Senior Unsecured Notes [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		4,884.0		2,783.4
Carrying Value [Member] | Partnership's Accounts Receivable Securitization Facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		219.3		182.8
Carrying Value [Member] | Senior Secured Term Loan [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		157.5
Fair Value [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Fair Value [Abstract]
Assets from commodity derivative contracts		127.1	[1]	60.2
Liabilities from commodity derivative contracts		7.6	[1]	5.2
TPL contingent consideration	[2]	3.0
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Cash and cash equivalents		140.2		81.0
Fair Value [Member] | TRC Senior Secured Revolving Credit Facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		440.0		102.0
Fair Value [Member] | Partnership's Senior secured credit facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		280.0		0.0
Fair Value [Member] | Partnership's Senior Unsecured Notes [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		4,192.0		2,731.5
Fair Value [Member] | Partnership's Accounts Receivable Securitization Facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		219.3		182.8
Fair Value [Member] | Senior Secured Term Loan [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		158.3
Fair Value [Member] | Level 1 [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Fair Value [Abstract]
Assets from commodity derivative contracts		0.0	[1]	0.0
Liabilities from commodity derivative contracts		0.3	[1]	0.0
TPL contingent consideration	[2]	0.0
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Cash and cash equivalents		0.0		0.0
Fair Value [Member] | Level 1 [Member] | TRC Senior Secured Revolving Credit Facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		0.0		0.0
Fair Value [Member] | Level 1 [Member] | Partnership's Senior secured credit facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		0.0		0.0
Fair Value [Member] | Level 1 [Member] | Partnership's Senior Unsecured Notes [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		0.0		0.0
Fair Value [Member] | Level 1 [Member] | Partnership's Accounts Receivable Securitization Facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		0.0		0.0
Fair Value [Member] | Level 2 [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Fair Value [Abstract]
Assets from commodity derivative contracts		123.1	[1]	58.4
Liabilities from commodity derivative contracts		7.0	[1]	5.1
TPL contingent consideration	[2]	0.0
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Cash and cash equivalents		0.0		0.0
Fair Value [Member] | Level 2 [Member] | TRC Senior Secured Revolving Credit Facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		440.0		102.0
Fair Value [Member] | Level 2 [Member] | Partnership's Senior secured credit facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		280.0		0.0
Fair Value [Member] | Level 2 [Member] | Partnership's Senior Unsecured Notes [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		4,192.0		2,731.5
Fair Value [Member] | Level 2 [Member] | Partnership's Accounts Receivable Securitization Facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		219.3		182.8
Fair Value [Member] | Level 3 [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Fair Value [Abstract]
Assets from commodity derivative contracts		4.0	[1]	1.8
Liabilities from commodity derivative contracts		0.3	[1]	0.1
TPL contingent consideration	[2]	3.0
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Cash and cash equivalents		0.0		0.0
Fair Value [Member] | Level 3 [Member] | TRC Senior Secured Revolving Credit Facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		0.0		0.0
Fair Value [Member] | Level 3 [Member] | Partnership's Senior secured credit facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		0.0		0.0
Fair Value [Member] | Level 3 [Member] | Partnership's Senior Unsecured Notes [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		0.0		0.0
Fair Value [Member] | Level 3 [Member] | Partnership's Accounts Receivable Securitization Facility [Member]
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value [Abstract]
Long-term debt		$ 0.0		$ 0.0

[1]	The fair value of the derivative contracts in this table is presented on a different basis than the Consolidated Balance Sheets presentation as disclosed in Note 14 - Derivative Instruments and Hedging Activities. The above fair values reflect the total value of each derivative contract taken as a whole, whereas the Consolidated Balance Sheets presentation is based on the individual maturity dates of estimated future settlements. As such, an individual contract could have both an asset and liability position when segregated into its current and long-term portions for Consolidated Balance Sheets classification purposes.
[2]	See Note 4 - Business Acquisitions.